Investment and Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities carried at fair value measured on a recurring basis
December 31, 2020	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$66,062	$28,318,882	$-	$28,384,944
Investments in derivatives
Warrants	-	-	4,289	4,289
Total assets at fair value	$66,062	$28,318,882	$4,289	$28,389,233
December 31, 2019	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$806,778	$256,333	$-	$1,063,111
Investments in derivatives
Warrants	-	-	203,320	203,320
Total assets at fair value	$806,778	$256,333	$203,320	$1,266,431

Schedule of fair value reconciliation of Level 3 assets
Warrants
Balance at January 1, 2020	$203,320
Change in unrealized depreciation	(199,031)
Balance at December 31, 2020	$4,289
Net change in unrealized depreciation relating to investments still held at December 31, 2020	(198,549)

Balance at January 1, 2019	$115,721
Change in unrealized appreciation	87,599
Balance at December 31, 2019	$203,320
Net change in unrealized appreciation relating to investments still held at December 31, 2019	87,599

Schedule of quantitative information about the group’s level 3 fair value measurements of investment
December 31, 2020	Valuation technique	Unobservable input	Range (weighted average)

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	6 months 122%
December 31, 2019	Valuation technique	Unobservable input	Range (weighted average)

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	12-18 months 73% - 301%

Schedule of unrealized gains and losses
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Upward adjustments	$-	$1,017,468	$-
Total unrealized gain for non-marketable investments	$-	$1,017,468	$-

Schedule of carrying value of our non-marketable investments
	December 31, 2020	December 31, 2019
Initial cost basis	$4,079,707	$6,094,712
Upward adjustments	-	1,017,468
Total carrying value at the end of the year	$4,079,707	$7,112,180